Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurements
Schedule of Assets measured at fair value on a recurring basis

Description	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - Money Market Funds and Treasuries	$283,319,605	$-	$-

December 31, 2021

Description	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - Money Market Funds and Treasuries	$280,164,163	$-	$-